Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance		$ 121,982
Amortization	(153,705)	(118,049)
Impairment loss	(137,785)
Movement in exchange rates	1,069	(3,933)
Ending Balance	227,589
Additions	336,804
Acquisition	181,206
Office lease [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance		121,982
Amortization	(140,123)	(118,049)
Impairment loss
Movement in exchange rates	3,987	(3,933)
Ending Balance	136,138
Additions	272,274
Acquisition
Tower and Fiber Infrastructure [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance
Amortization	(13,582)
Impairment loss	(137,785)
Movement in exchange rates	(2,918)
Ending Balance	91,451
Additions	64,530
Acquisition	$ 181,206